SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total Net cash flows generated from operating activities
Youlife International Holdings Inc [Member]
Net profit/(loss)		(7,176)	¥ (52,388)	$ 13,668	¥ 97,046	¥ (97,315)
Net (loss)/profit from continuing operations		(7,176)	(52,388)	11,165	79,272	(91,095)
Fair value losses from convertible redeemable preferred shares
Interest income
Finance costs
Increase in right-of-use assets				(154)	(1,091)	(20,120)
Decrease in lease liabilities		(1,261)	(9,202)	(1,142)	(8,105)	(7,358)
Net cash flows (used in) generated from operating activities from continuing operations		859	6,263	1,448	10,278	(77,152)
Total Net cash flows generated from operating activities		859	6,263	1,620	11,501	(17,258)
Prepaid lease payments prior to commencement of agreement
Interest income
Net cash flows used in investing activities from continuing operations		(1,490)	(10,876)	(2,690)	(19,097)	(46,974)
Total Net cash flows used in investing activities		(1,490)	(10,876)	(3,184)	(22,605)	(51,674)
Principal portion of lease payments
Interest portion of lease payments
Net cash flows used in financing activities from continuing operations		(7,440)	(54,305)	(16,433)	(116,668)	(40,721)
Total Net cash flows generated from (used in) financing activities		$ (7,440)	¥ (54,305)	$ (32,654)	(231,838)	17,621
Previously Reported [Member] | Youlife International Holdings Inc [Member]
Net profit/(loss)						(240,400)
Net (loss)/profit from continuing operations						(234,180)
Fair value losses from convertible redeemable preferred shares						143,085
Interest income					(127)	(5,155)
Finance costs					2,176	2,057
Increase in right-of-use assets
Decrease in lease liabilities
Net cash flows (used in) generated from operating activities from continuing operations					21,523	(52,772)
Total Net cash flows generated from operating activities					22,746	7,122
Prepaid lease payments prior to commencement of agreement					(1,091)	(20,120)
Interest income					127	5,155
Net cash flows used in investing activities from continuing operations					(20,061)	(61,939)
Total Net cash flows used in investing activities					(23,569)	(66,639)
Principal portion of lease payments					(8,105)	(7,358)
Interest portion of lease payments					(2,176)	(2,057)
Net cash flows used in financing activities from continuing operations					(126,949)	(50,136)
Total Net cash flows generated from (used in) financing activities					(242,119)	8,206
Revision of Prior Period, Reclassification, Adjustment [Member] | Youlife International Holdings Inc [Member]
Net profit/(loss)						143,085
Net (loss)/profit from continuing operations						143,085
Fair value losses from convertible redeemable preferred shares						(143,085)
Interest income					127	5,155
Finance costs					(2,176)	(2,057)
Increase in right-of-use assets					(1,091)	(20,120)
Decrease in lease liabilities					(8,105)	(7,358)
Net cash flows (used in) generated from operating activities from continuing operations					(11,245)	(24,380)
Total Net cash flows generated from operating activities					(11,245)	(24,380)
Prepaid lease payments prior to commencement of agreement					1,091	20,120
Interest income					(127)	(5,155)
Net cash flows used in investing activities from continuing operations					964	14,965
Total Net cash flows used in investing activities					964	14,965
Principal portion of lease payments					8,105	7,358
Interest portion of lease payments					2,176	2,057
Net cash flows used in financing activities from continuing operations					10,281	9,415
Total Net cash flows generated from (used in) financing activities					¥ 10,281	¥ 9,415